UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value

Aerospace and defense (3.6%)

B/E Aerospace, Inc.(NON)	6,640	$400,326

Esterline Technologies Corp.(NON)	2,050	155,185

L-3 Communications Holdings, Inc.	5,310	429,685

Northrop Grumman Corp.(S)	5,290	371,094

		1,356,290
Airlines (0.7%)

Delta Air Lines, Inc.(NON)	15,460	255,245

		255,245
Beverages (5.5%)

Beam, Inc.	8,100	514,674

Coca-Cola Enterprises, Inc.	31,280	1,154,858

Dr. Pepper Snapple Group, Inc.	8,330	391,094

		2,060,626
Capital markets (4.8%)

Ameriprise Financial, Inc.	6,428	473,422

Charles Schwab Corp. (The)	24,390	431,459

Invesco, Ltd.	11,590	335,646

KKR & Co. LP	17,070	329,792

Raymond James Financial, Inc.	4,782	220,450

		1,790,769
Chemicals (3.7%)

Axiall Corp.	5,750	357,420

Huntsman Corp.	9,550	177,535

LyondellBasell Industries NV Class A	8,113	513,472

Tronox, Ltd. Class A(S)	17,209	340,910

		1,389,337
Commercial banks (5.5%)

Bancorp, Inc. (The)(NON)	30,434	421,511

BB&T Corp.	6,990	219,416

Fifth Third Bancorp(S)	11,980	195,394

First Horizon National Corp.	33,680	359,702

SunTrust Banks, Inc.	11,090	319,503

UMB Financial Corp.(S)	6,520	319,936

Webster Financial Corp.	8,010	194,323

		2,029,785
Commercial services and supplies (2.4%)

ADT Corp. (The)(S)	7,755	379,530

Tyco International, Ltd.	16,530	528,960

		908,490
Communications equipment (1.1%)

Polycom, Inc.(NON)	37,950	420,486

		420,486
Computers and peripherals (0.7%)

Electronics for Imaging, Inc.(NON)	5,480	138,973

NetApp, Inc.(NON)	3,768	128,715

		267,688
Containers and packaging (6.1%)

MeadWestvaco Corp.	8,090	293,667

Rock-Tenn Co. Class A	2,130	197,643

Sealed Air Corp.	18,350	442,419

Silgan Holdings, Inc.	28,090	1,327,253

		2,260,982
Diversified financial services (2.5%)

Bank of America Corp.	45,310	551,876

JPMorgan Chase & Co.	8,210	389,647

		941,523
Electric utilities (3.2%)

American Electric Power Co., Inc.	5,400	262,602

Edison International	3,770	189,706

FirstEnergy Corp.	7,970	336,334

Great Plains Energy, Inc.	16,860	390,983

		1,179,625
Electrical equipment (1.1%)

AMETEK, Inc.	9,502	412,007

		412,007
Energy equipment and services (4.9%)

C&J Energy Services, Inc.(NON)	3,160	72,364

Cameron International Corp.(NON)	5,380	350,776

Halliburton Co.	9,400	379,854

Hercules Offshore, Inc.(NON)	15,280	113,378

Key Energy Services, Inc.(NON)(S)	12,720	102,778

McDermott International, Inc.(NON)	33,880	372,341

Nabors Industries, Ltd.	17,450	283,039

Oil States International, Inc.(NON)	2,030	165,587

		1,840,117
Food and staples retail (0.8%)

Kroger Co. (The)	8,480	281,027

		281,027
Health-care equipment and supplies (8.5%)

Alere, Inc.(NON)	36,530	932,611

CareFusion Corp.(NON)	6,140	214,839

Covidien PLC	15,196	1,030,897

Merit Medical Systems, Inc.(NON)	40,902	501,459

St. Jude Medical, Inc.(S)	12,300	497,412

		3,177,218
Health-care providers and services (4.6%)

Aetna, Inc.(S)	5,110	261,223

Amedisys, Inc.(NON)(S)	7,370	81,954

CIGNA Corp.	3,530	220,166

Mednax, Inc.(NON)	5,630	504,617

Tenet Healthcare Corp.(NON)	7,950	378,261

WellCare Health Plans, Inc.(NON)	4,890	283,424

		1,729,645
Hotels, restaurants, and leisure (0.5%)

International Game Technology	10,090	166,485

		166,485
Household durables (2.9%)

Garmin, Ltd.(S)	9,570	316,193

Harman International Industries, Inc.(S)	12,220	545,379

NVR, Inc.(NON)	190	205,221

		1,066,793
Insurance (5.6%)

Chubb Corp. (The)	3,380	295,851

Hartford Financial Services Group, Inc. (The)(S)	15,616	402,893

Marsh & McLennan Cos., Inc.	10,930	415,012

Validus Holdings, Ltd.	9,830	367,347

XL Group PLC	19,710	597,213

		2,078,316
IT Services (2.4%)

Computer Sciences Corp.(S)	8,050	396,302

Fidelity National Information Services, Inc.	7,270	288,037

Total Systems Services, Inc.	7,854	194,622

		878,961
Leisure equipment and products (1.1%)

LeapFrog Enterprises, Inc.(NON)(S)	17,750	151,940

Mattel, Inc.	6,200	271,498

		423,438
Machinery (3.7%)

Joy Global, Inc.(S)	5,670	337,478

Kennametal, Inc.(S)	4,380	170,995

Navistar International Corp.(NON)	4,520	156,256

Snap-On, Inc.(S)	6,390	528,453

Wabtec Corp.	1,920	196,051

		1,389,233
Media (2.6%)

DISH Network Corp. Class A	14,270	540,833

Regal Entertainment Group Class A(S)	26,550	442,589

		983,422
Metals and mining (1.4%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	8,300	274,730

Steel Dynamics, Inc.(S)	15,280	242,494

		517,224
Multiline retail (0.4%)

Macy's, Inc.	3,840	160,666

		160,666
Office electronics (0.8%)

Xerox Corp.	32,370	278,382

		278,382
Oil, gas, and consumable fuels (4.9%)

Energen Corp.	5,970	310,500

Gulfport Energy Corp.(NON)	3,180	145,739

Marathon Oil Corp.	21,500	724,980

Occidental Petroleum Corp.	1,970	154,389

Southwestern Energy Co.(NON)	7,920	295,099

Swift Energy Co.(NON)(S)	14,040	207,932

		1,838,639
Personal products (2.0%)

Herbalife, Ltd.(S)	7,540	282,373

Prestige Brands Holdings, Inc.(NON)	18,232	468,380

		750,753
Pharmaceuticals (2.8%)

AbbVie, Inc.	6,050	246,719

Actavis, Inc.(NON)	6,820	628,190

ViroPharma, Inc.(NON)	6,088	153,174

		1,028,083
Software (2.1%)

Symantec Corp.(NON)	20,650	509,642

Synopsys, Inc.(NON)	7,600	272,688

		782,330
Specialty retail (3.0%)

Best Buy Co., Inc.(S)	16,680	369,462

GameStop Corp. Class A(S)	16,860	471,574

TJX Cos., Inc. (The)	6,230	291,250

		1,132,286

Total common stocks (cost $28,299,839)		$35,775,871

SHORT-TERM INVESTMENTS (20.7%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	1,570,346	$1,570,346

Putnam Cash Collateral Pool, LLC 0.19%(d)	6,162,493	6,162,493

Total short-term investments (cost $7,732,839)		$7,732,839

TOTAL INVESTMENTS

Total investments (cost $36,032,678)(b)		$43,508,710

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $37,300,312.
(b)	The aggregate identified cost on a tax basis is $36,356,310, resulting in gross unrealized appreciation and depreciation of $7,661,049 and $508,649, respectively, or net unrealized appreciation of $7,152,400.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,241,673	$964,802	$2,206,475	$52	$—
	Putnam Short Term Investment Fund *	—	2,008,642	438,296	93	1,570,346
	Totals	$1,241,673	$2,973,444	$2,644,771	$145	$1,570,346
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,048,670.
The fund received cash collateral of $6,162,493, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$3,933,090	$—	$—
Consumer staples	3,092,406	—	—
Energy	3,678,756	—	—
Financials	6,840,393	—	—
Health care	5,934,946	—	—
Industrials	4,321,265	—	—
Information technology	2,627,847	—	—
Materials	4,167,543	—	—
Utilities	1,179,625	—	—
Total common stocks	35,775,871	—	—
Short-term investments	1,570,346	6,162,493	—

Totals by level	$37,346,217	$6,162,493	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013